Share-based compensation - Activities of the share options (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
Sharebased compensation
Number of Options, Outstanding as of beginning (in shares) | shares	77,128,678	67,557,594	63,733,455
Number of Options, Granted (in shares) | shares	14,591,015	17,151,866	10,402,129
Number of Options, Modification (in shares) | shares			(1,478,068)
Number of Options, Exercise of share options (in shares) | shares	(1,504,062)	(1,379,548)	(717,256)
Number of Options, Forfeited/cancelled (in shares) | shares	(4,088,911)	(6,201,234)	(4,382,666)
Number of Options, Outstanding as of ending (in shares) | shares	86,126,720	77,128,678	67,557,594	63,733,455
Number of Options, Exercisable as of ending (in shares) | shares	55,900,126
Number of Options, Vested and Expected To Vest as of ending (in shares) | shares	80,609,681
Weighted Average Exercise Price, Outstanding as of beginning (in dollars per share) | $ / shares	$ 2.26	$ 2.61	$ 3.94
Weighted Average Exercise Price, Granted (in dollars per share) | $ / shares	0.0001823	0.0001823	0.0001823
Weighted Average Exercise Price, Modification (in dollars per share) | $ / shares			0.0001823
Weighted Average Exercise Price, Exercise of share options (in dollars per share) | $ / shares	1.37	1.04	0.21
Weighted Average Exercise Price, Forfeited/cancelled (in dollars per share) | $ / shares	0	0	0.07
Weighted Average Exercise Price, Outstanding as of ending (in dollars per share) | $ / shares	2	$ 2.26	$ 2.61	$ 3.94
Weighted Average Exercise Price, Exercisable as of ending (in dollars per share) | $ / shares	3.09
Weighted Average Exercise Price, Vested and Expected To Vest as of ending (US$) | $ / shares	$ 2.14
Weighted Average Remaining Contractual Life, Outstanding (In Years)	6 years 3 months 18 days	5 years 9 months	5 years 10 months 24 days	6 years 4 months 20 days
Weighted Average Remaining Contractual Life, Exercisable as of ending (In Years)	5 years 1 month 13 days
Weighted Average Remaining Contractual Life, Vested and Expected To Vest as of ending (In Years)	6 years 1 month 17 days
Weighted Average Grant Date Fair Value, Outstanding as of beginning (in dollars per share) | $	$ 20.04	$ 22.72	$ 24.62
Weighted Average Grant Date Fair Value, Granted (in dollars per share) | $	20.26	16.46	14.78
Weighted Average Grant Date Fair Value, Modification of share options (in dollars per share | $			12.9
Weighted Average Grant Date Fair Value, Exercise of share options (in dollars per share) | $	19.63	18.27	30.55
Weighted Average Grant Date Fair Value, Forfeited/cancelled (in dollars per share) | $	20.76	19.15	26.03
Weighted Average Grant Date Fair Value, Outstanding as of ending (in dollars per share) | $	20.08	$ 20.04	$ 22.72	$ 24.62
Weighted Average Grant Date Fair Value, Exercisable as of ending (in dollars per share) | $	21.37
Weighted Average Grant Date Fair Value, Vested and Expected To Vest as of ending (US$) | $	$ 20.17